Earnings per share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(In millions of US$)	Year ended December 31,
	2015	2014	2013
Net loss attributable to shareholders	(94.8)	(332.9)	235.6
Effect of dilution	—	—	—
Diluted net income attributable to stockholders	(94.8)	(332.9)	235.6

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(In millions of US$)	Year ended December 31,
	2015	2014	2013
		Restated*	Restated*
Basic loss per share:
Weighted average number of common shares outstanding	24.1	24.0	22.8

Diluted loss per share:
Weighted average number of common shares outstanding	24.1	24.0	22.8
Effect of dilution	—	—	—
Diluted numbers of shares	24.1	24.0	22.8

Basic loss per share (US$)	(3.93)	(13.86)	10.35
Diluted loss per share (US$)	(3.93)	(13.86)	10.35

* As a result of the 1 for 10 reverse stock split and capital reduction, the earnings per share has been retrospectively adjusted. Refer to Note 19 for more information.